Advisers Investment Trust

EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that reflect the risk/return summary information in the Supplement dated October 1, 2020 to the Prospectus and Statement of Additional Information dated January 28, 2020, filed pursuant to Rule 497 of the Securities Act of 1933, as amended, with the Securities Exchange Commission on October 1, 2020 (Accession No. 0001193125-20-260990) with respect to the Independent Franchise Partners US Equity Fund.